Stockholders' Equity (Details) - LS Boston Point LLC [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Entity Listings [Line Items]
Initial capital contributions	$ 37,461,794	$ 37,461,794
Ownership, percentage	100.00%	100.00%
Managing Member [Member]
Entity Listings [Line Items]
Initial capital contributions	$ 18,730,897	$ 18,730,897
Ownership, percentage	50.00%	50.00%
Investor Member [Member]
Entity Listings [Line Items]
Initial capital contributions	$ 18,730,897	$ 18,730,897
Ownership, percentage	50.00%	50.00%